Sale of Vessels - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	May. 31, 2014 USD ($) Subsidiaries	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Aggregate proceeds received				$ 154,000
Revolving credit facilities repaid			$ 191,592	157,000
Gain (loss) on the sale of subsidiary recognized		$ 9,955		$ 9,955
Tanker Investments Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of subsidiaries sold | Subsidiaries	2
Gain (loss) on the sale of subsidiary recognized		$ 9,955
Tanker Investments Ltd [Member] | Revolving Credit Facilities [Member]
Property, Plant and Equipment [Line Items]
Revolving credit facilities repaid			$ 152,000
Working Capital [Member] | Tanker Investments Ltd [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received	$ 1,700
Vessels [Member] | Tanker Investments Ltd [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received	$ 154,000